Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Line Items]
Unbilled accounts receivable	$ 11,973,816	$ 10,030,721
Total account receivable	17,281,112	$ 21,487,053
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Total account receivable	$ 1,500,000
Percentage of billed accounts receivable	5.30%
Account Receivable Billed [Member]
Accounts Receivable, Net [Line Items]
Percentage of billed accounts receivable	4.40%
Account Receivable UnBilled [Member]
Accounts Receivable, Net [Line Items]
Percentage of billed accounts receivable	6.50%